Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 77	$ 50
Short-term investments	1,277	1,254
Receivables:
Trade	269	330
Due from affiliates	110	86
Notes receivable from affiliate	163
Other	99	115
Total receivables	641	531
Allowance for doubtful accounts	(14)	(21)
Net receivables	627	510
Inventories	762	739
Other current assets	105	111
Total current assets	2,848	2,664
Net property, plant and equipment	1,006	831
Investments in and advances to affiliates	773	671
Notes receivable from affiliates	26	200
Goodwill	19	12
Other intangible assets, net	3	3
Other non-current assets	80	50
Total assets	4,755	4,431
Current liabilities:
Notes payable to banks	121	141
Current maturities of long-term debt	17	4
Accounts payable	194	200
Payables due to affiliates	22	39
Accrued compensation and benefits	118	121
Deferred revenue	66	47
Deferred revenue from affiliates	48	46
Accrued voyage costs	52	44
Accrued commodity inventory	35	26
Other current liabilities	112	98
Total current liabilities	785	766
Long-term debt, less current maturities	499	518
Accrued pension liability	121	132
Deferred income taxes	77	41
Other liabilities and deferred credits	98	92
Total non-current liabilities	795	783
Commitments and contingent liabilities
Stockholders' equity:
Common stock of $1 par value. Authorized 1,250,000 shares; issued and outstanding 1,170,550	1	1
Accumulated other comprehensive loss	(304)	(278)
Retained earnings	3,465	3,153
Total Seaboard stockholders' equity	3,162	2,876
Noncontrolling interests	13	6
Total equity	3,175	2,882
Total liabilities and stockholders' equity	$ 4,755	$ 4,431